Business Combinations - Summary of Net cash Outflow Arising on Acquisition (Details) - USD ($) $ in Thousands					12 Months Ended
	Aug. 02, 2019	Apr. 03, 2019	Jan. 04, 2019	Oct. 31, 2017	Dec. 31, 2019	Dec. 31, 2017
Cash flows from investing activities
Net cash inflow (outflow)					$ (461,691)	$ 195
Fashion Concierge UK Limited
Cash flows from investing activities
Cash and cash equivalent balances acquired				$ 195
Cash consideration				0
Net cash inflow (outflow)				$ 195
Stadium Goods
Cash flows from investing activities
Cash and cash equivalent balances acquired			$ 1,678
Cash consideration			(150,200)
Net cash inflow (outflow)			$ (148,522)
Curiosity China
Cash flows from investing activities
Cash and cash equivalent balances acquired		$ 409
Cash consideration		(9,000)
Net cash inflow (outflow)		$ (8,591)
New Guards
Cash flows from investing activities
Cash and cash equivalent balances acquired	$ 102,835
Cash consideration	(358,910)
Net cash inflow (outflow)	$ (256,075)